Stock-Based Compensation (Schedule of Stock Option Plans Activity) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Shares	1,156	983	1,060
Granted, Shares	754	560	242
Exercised, Shares	(354)	(387)	(319)
Canceled, Shares
Outstanding at end of year, Shares	1,556	1,156	983
Options exercisable at end of year, Shares		354	741
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 38.26	$ 29.14	$ 21.95
Granted, Weighted - Average Exercise Price	$ 35.76	$ 42.34	$ 41.43
Exercised, Weighted - Average Exercise Price	$ 29.67	$ 20.96	$ 14.60
Canceled, Weighted - Average Exercise Price
Outstanding at end of period, Weighted - Average Exercise Price	$ 39.01	$ 38.26	$ 29.14
Options exercisable at end of period, Weighted - Average Exercise Price	$ 0	$ 29.67	$ 25.12